Document And Entity Information	Jun. 28, 2021
Document And Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 28, 2021
Entity Registrant Name	FRANKLIN COVEY CO.
Entity File Number	1-11107
Entity Incorporation, State or Country Code	UT
Entity Tax Identification Number	87-0401551
Entity Address, Address Line One	2200 West Parkway Boulevard
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84119-2099
City Area Code	801
Local Phone Number	817-1776
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.05 Par Value
Trading Symbol	FC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	On June 28, 2021, the Franklin Covey Co. (the Company) Board of Directors approved changes to the Company’s executive leadership. Effective September 1, 2021, Robert A. Whitman, the Company’s previous Chairman and Chief Executive Officer (CEO), transitioned his executive role to Executive Chairman and Chairman of the Board of Directors. Also effective on September 1, 2021, Mr. Paul S. Walker, the Company’s previous President and Chief Operating Officer began his service as President and CEO. At the time these changes were announced, compensation for Mr. Whitman and Mr. Walker in these new responsibilities was not finalized. The purpose of this amendment to the report filed on Form 8-K with the Securities and Exchange Commission on July 1, 2021 is to provide disclosure of the compensation changes for Mr. Whitman and Mr. Walker in their new responsibilities, which took effect on September 1, 2021.
Entity Central Index Key	0000886206